Inventories (Tables)	12 Months Ended
Dec. 31, 2019
Inventories Disclosure [abstract]
Inventories by class
(USD millions)	2019	2018

Raw material, consumables	751	931

Work in progress	3 024	3 087

Finished products	2 207	2 938

Total inventories	5 982	6 956

Amount of inventory recognized as an expense in cost of goods sold
(USD billions)	2019	2018	2017

Cost of goods sold	– 8.5	– 8.3	– 8.2

Recognized amount of inventory provisions and reversals of inventory provision
(USD millions)	2019	2018	2017

Inventory provisions	– 752	– 603	– 416

Reversals of inventory provisions	218	216	172